Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (156,882)	$ (159,253)	$ (177,893)
Reclassification adjustments for gains included in net income, net of tax benefit of $2,307, $586, $633 in 2015, 2014 and 2013	(4,334)	(1,220)	(1,953)
Increase in equity ownership - SPHC	(145,143)
Other comprehensive income (loss)	(231,797)	(1,385)	40,063
Deferred taxes	8,479	4,976	(19,470)
Ending Balance	(394,135)	(156,882)	(159,253)
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Increase in equity ownership - SPHC	(9,601)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(14,895)	(24,428)	(8,517)
Other comprehensive income (loss)	(216,755)	9,533	(15,911)
Ending Balance	(231,650)	(14,895)	(24,428)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(153,648)	(143,555)	(174,174)
Other comprehensive income (loss)	(10,817)	(16,418)	48,100
Deferred taxes	5,734	6,325	(17,481)
Ending Balance	(168,332)	(153,648)	(143,555)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax | Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Increase in equity ownership - SPHC	(9,601)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	285	1,196	1,200
Reclassification adjustments for gains included in net income, net of tax benefit of $2,307, $586, $633 in 2015, 2014 and 2013	(125)
Other comprehensive income (loss)	(341)	(1,215)	14
Deferred taxes	181	304	(18)
Ending Balance		285	1,196
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	11,376	7,534	3,598
Reclassification adjustments for gains included in net income, net of tax benefit of $2,307, $586, $633 in 2015, 2014 and 2013	(4,209)	(1,220)	(1,953)
Other comprehensive income (loss)	(3,884)	6,715	7,860
Deferred taxes	2,564	(1,653)	(1,971)
Ending Balance	$ 5,847	$ 11,376	$ 7,534